Hedge Accounting - Schedule of Breakdown by Maturity of Hedging Strategies (Detail) - BRL (R$)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	R$ 116,430,000,000	R$ 126,549,000,000
Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	24,543,000,000	29,727,000,000
Hedge of highly probable forecast transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	294,000,000	71,000,000
Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	5,656,000,000	8,003,000,000
Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	32,130,000,000	38,013,000,000
Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	12,582,000,000	13,221,000,000
Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	4,609,000,000	5,401,000,000
Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	16,947,000,000	12,550,000,000
Fair value hedge [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	19,431,000,000	21,591,000,000
Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	7,436,000,000	9,124,000,000
Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	7,386,000,000	7,066,000,000
Cash flow hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	80,052,000,000	92,408,000,000
Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	4,590,000,000	3,105,000,000
Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	257,000,000	268,000,000
Up to one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	46,126,000,000	79,056,000,000
Up to one year [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	5,533,000,000	11,925,000,000
Up to one year [member] | Hedge of highly probable forecast transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	294,000,000	71,000,000
Up to one year [member] | Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		6,346,000,000
Up to one year [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	6,225,000,000	26,943,000,000
Up to one year [member] | Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	9,628,000,000	12,241,000,000
Up to one year [member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	4,230,000,000	4,223,000,000
Up to one year [member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	16,947,000,000	12,550,000,000
Up to one year [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	299,000,000	1,590,000,000
Up to one year [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	381,000,000	293,000,000
Up to one year [member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	2,562,000,000	2,874,000,000
Up to one year [member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	27,000,000
Later than one year and not later than two years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	32,571,000,000	13,232,000,000
Later than one year and not later than two years [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	4,409,000,000	4,729,000,000
Later than one year and not later than two years [member] | Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	3,671,000,000
Later than one year and not later than two years [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	18,739,000,000	5,838,000,000
Later than one year and not later than two years [member] | Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	2,954,000,000	924,000,000
Later than one year and not later than two years [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	152,000,000	297,000,000
Later than one year and not later than two years [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	2,490,000,000	1,416,000,000
Later than one year and not later than two years [member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	156,000,000	28,000,000
Later than two years and not later than three years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	6,149,000,000	8,858,000,000
Later than two years and not later than three years [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,627,000,000	3,519,000,000
Later than two years and not later than three years [member] | Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,985,000,000	1,657,000,000
Later than two years and not later than three years [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	812,000,000	1,517,000,000
Later than two years and not later than three years [member] | Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		56,000,000
Later than two years and not later than three years [member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	28,000,000
Later than two years and not later than three years [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	375,000,000	154,000,000
Later than two years and not later than three years [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,248,000,000	1,793,000,000
Later than two years and not later than three years [member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	74,000,000	162,000,000
Later than three years and not later than four years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	17,147,000,000	1,848,000,000
Later than three years and not later than four years [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	8,464,000,000
Later than three years and not later than four years [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	5,621,000,000
Later than three years and not later than four years [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	423,000,000	391,000,000
Later than three years and not later than four years [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	993,000,000	1,379,000,000
Later than three years and not later than four years [member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,646,000,000
Later than three years and not later than four years [member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		78,000,000
Later than four years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	913,000,000	10,204,000,000
Later than four years and not later than five years [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		5,737,000,000
Later than four years and not later than five years [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value		3,715,000,000
Later than four years and not later than five years [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	129,000,000	377,000,000
Later than four years and not later than five years [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	623,000,000	375,000,000
Later than four years and not later than five years [member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	161,000,000
From five to ten years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	11,146,000,000	10,020,000,000
From five to ten years [Member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	4,510,000,000	3,817,000,000
From five to ten years [Member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	733,000,000
From five to ten years [Member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	351,000,000	1,178,000,000
From five to ten years [Member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	4,220,000,000	3,972,000,000
From five to ten years [Member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,111,000,000	822,000,000
From five to ten years [Member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	221,000,000	231,000,000
After ten years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	2,378,000,000	3,331,000,000
After ten years [Member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,838,000,000	2,343,000,000
After ten years [Member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	R$ 540,000,000	R$ 988,000,000